LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER ORDINARY SHARE
Schedule of computation of basic and diluted loss per share

	Years ended December 31,
	2018	2019	2020

Net loss	(430,268)	(442,083)	(669,214)

Net loss attributable to redeemable non-controlling interests	—	—	2,807
Accretion to redemption value of redeemable non-controlling interests	—	—	(18,627)
Change in redemption value of redeemable preferred shares	—	(17,760)	—
Cumulative dividend on redeemable preferred shares	—	(40,344)	(52,709)
Net loss available to ordinary shareholders	(430,268)	(500,187)	(737,743)

Weighted average number of ordinary shares outstanding - basic and diluted	990,255,959	1,102,953,366	1,253,559,523

Loss per ordinary share - basic and diluted	(0.43)	(0.45)	(0.59)

Schedule of securities excluded from the computation of diluted loss per share

	Years ended December 31,
	2018	2019	2020

Share options/restricted shares	54,289,936	47,986,392	31,425,768
Convertible bonds payable	46,527,600	46,527,600	46,526,049
Total	100,817,536	94,513,992	77,951,817